JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	62,554	1,434,357
Total Investment Companies (cost $1,440,465)		1,434,357
Total Investments 100.0% (cost $1,440,465)		1,434,357
Other Assets and Liabilities, Net (0.0)%		(370)
Total Net Assets 100.0%		1,433,987

(a)  Investment in affiliate.

JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	244,921	3,088,456
Total Investment Companies (cost $3,232,598)		3,088,456
Total Investments 100.0% (cost $3,232,598)		3,088,456
Other Assets and Liabilities, Net (0.0)%		(987)
Total Net Assets 100.0%		3,087,469

(a)  Investment in affiliate.

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	8,866	90,697
Total Investment Companies (cost $88,293)		90,697
Total Investments 100.0% (cost $88,293)		90,697
Other Assets and Liabilities, Net (0.0)%		(26)
Total Net Assets 100.0%		90,671

(a)  Investment in affiliate.

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	41,246	500,727
Total Investment Companies (cost $491,046)		500,727
Total Investments 100.0% (cost $491,046)		500,727
Other Assets and Liabilities, Net (0.0)%		(141)
Total Net Assets 100.0%		500,586

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	28,449	691,600
Total Investment Companies (cost $695,577)		691,600
Total Investments 100.0% (cost $695,577)		691,600
Other Assets and Liabilities, Net (0.0)%		(202)
Total Net Assets 100.0%		691,398

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	152,426	7,199,086
Total Investment Companies (cost $7,054,357)		7,199,086
Total Investments 100.0% (cost $7,054,357)		7,199,086
Other Assets and Liabilities, Net (0.0)%		(2,575)
Total Net Assets 100.0%		7,196,511

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	94,048	1,818,882
Total Investment Companies (cost $1,861,937)		1,818,882
Total Investments 100.0% (cost $1,861,937)		1,818,882
Other Assets and Liabilities, Net (0.0)%		(638)
Total Net Assets 100.0%		1,818,244

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	57,101	1,359,567
Total Investment Companies (cost $1,292,388)		1,359,567
Total Investments 100.0% (cost $1,292,388)		1,359,567
Other Assets and Liabilities, Net (0.0)%		(490)
Total Net Assets 100.0%		1,359,077

(a)  Investment in affiliate.

JNL/Vanguard Capital Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (a)	9,942	362,895
Total Investment Companies (cost $359,650)		362,895
Total Investments 100.0% (cost $359,650)		362,895
Other Assets and Liabilities, Net (0.0)%		(106)
Total Net Assets 100.0%		362,789

(a)  Investment in affiliate.

JNL/Vanguard Equity Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Equity Income Portfolio (a)	13,307	301,267
Total Investment Companies (cost $297,549)		301,267
Total Investments 100.0% (cost $297,549)		301,267
Other Assets and Liabilities, Net (0.0)%		(85)
Total Net Assets 100.0%		301,182

(a)  Investment in affiliate.

JNL/Vanguard International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Variable Insurance Fund - International Portfolio (a)	22,090	562,410
Total Investment Companies (cost $606,685)		562,410
Total Investments 100.0% (cost $606,685)		562,410
Other Assets and Liabilities, Net (0.0)%		(167)
Total Net Assets 100.0%		562,243

(a)  Investment in affiliate.

JNL/Vanguard Small Company Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (a)	13,193	276,664
Total Investment Companies (cost $312,623)		276,664
Total Investments 100.0% (cost $312,623)		276,664
Other Assets and Liabilities, Net (0.0)%		(107)
Total Net Assets 100.0%		276,557

(a)  Investment in affiliate.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
JNL Institutional Alt 25 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 25.3%
JNL Multi-Manager Mid Cap Fund - Class I (10.0%) (a)	8,928	119,093
JNL Multi-Manager Small Cap Growth Fund - Class I (1.4%) (a)	1,032	31,643
JNL Multi-Manager Small Cap Value Fund - Class I (4.2%) (a)	3,504	46,216
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.0%) (a)	7,299	112,251
JNL/Morningstar Wide Moat Index Fund - Class I (18.7%) (a)	9,364	106,097
JNL/T. Rowe Price Established Growth Fund - Class I (1.1%) (a)	2,221	104,164
JNL/T. Rowe Price Value Fund - Class I (2.5%) (a)	6,461	112,608
JNL/The London Company Focused U.S. Equity Fund - Class I (50.5%) (a)	2,384	33,163
		665,235
Alternative 25.1%
JNL Multi-Manager Alternative Fund - Class I (14.1%) (a)	15,874	165,092
JNL/AQR Managed Futures Strategy Fund - Class I (9.5%) (a)	1,609	12,759
JNL/Boston Partners Global Long Short Equity Fund - Class I (26.4%) (a)	10,465	106,113
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (23.7%) (a)	5,339	53,181
JNL/First State Global Infrastructure Fund - Class I (5.2%) (a)	3,383	52,940
JNL/Heitman U.S. Focused Real Estate Fund - Class I (21.0%) (a)	3,351	39,982
JNL/JPMorgan Hedged Equity Fund - Class I (24.7%) (a)	6,389	66,186
JNL/Neuberger Berman Commodity Strategy Fund - Class I (29.7%) (a)	3,037	32,739
JNL/Neuberger Berman Currency Fund - Class I (27.6%) (a)	1,997	19,808
JNL/Nicholas Convertible Arbitrage Fund - Class I (17.6%) (a)	2,480	26,382
JNL/Westchester Capital Event Driven Fund - Class I (28.3%) (a)	8,004	85,965
		661,147
Domestic Fixed Income 20.6%
JNL/Crescent High Income Fund - Class I (6.7%) (a)	4,314	46,288
JNL/DoubleLine Core Fixed Income Fund - Class I (2.3%) (a)	6,348	92,434
JNL/DoubleLine Total Return Fund - Class I (7.3%) (a)	16,964	191,524
JNL/PIMCO Income Fund - Class I (6.0%) (a)	8,028	85,824
JNL/PIMCO Real Return Fund - Class I (1.7%) (a)	2,504	26,347
JNL/PPM America Total Return Fund - Class I (5.1%) (a)	5,226	66,054
JNL/Scout Unconstrained Bond Fund - Class I (12.4%) (a)	3,271	33,034
		541,505
International Equity 12.0%
JNL Multi-Manager International Small Cap Fund - Class I (19.5%) (a)	5,573	52,996
JNL/Causeway International Value Select Fund - Class I (9.3%) (a)	8,636	132,301
JNL/WCM Focused International Equity Fund - Class I (8.9%) (a)	8,202	131,318
		316,615
Global Equity 6.2%
JNL/Harris Oakmark Global Equity Fund - Class I (11.2%) (a)	8,610	91,527
JNL/Loomis Sayles Global Growth Fund - Class I (24.2%) (a)	6,673	71,934
		163,461
Emerging Markets Equity 5.4%
JNL/GQG Emerging Markets Equity Fund - Class I (13.6%) (a)	6,949	71,161
JNL/Lazard Emerging Markets Fund - Class I (4.5%) (a)	3,348	32,707
	Shares	Value ($)
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.9%) (a)	3,967	39,473
		143,341
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.9%) (a)	6,945	79,178
Global Fixed Income 2.4%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.6%) (a)	5,933	64,556
Total Investment Companies (cost $2,532,653)		2,635,038
Total Investments 100.0% (cost $2,532,653)		2,635,038
Other Assets and Liabilities, Net (0.0)%		(640)
Total Net Assets 100.0%		2,634,398

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 50 Fund
INVESTMENT COMPANIES 100.0%
Alternative 50.1%
JNL Multi-Manager Alternative Fund - Class I (23.3%) (a)	26,251	273,010
JNL/AQR Managed Futures Strategy Fund - Class I (16.0%) (a)	2,716	21,541
JNL/Boston Partners Global Long Short Equity Fund - Class I (46.0%) (a)	18,199	184,536
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (45.0%) (a)	10,127	100,864
JNL/First State Global Infrastructure Fund - Class I (9.8%) (a)	6,412	100,356
JNL/Heitman U.S. Focused Real Estate Fund - Class I (26.5%) (a)	4,237	50,545
JNL/JPMorgan Hedged Equity Fund - Class I (41.5%) (a)	10,759	111,466
JNL/Neuberger Berman Commodity Strategy Fund - Class I (45.0%) (a)	4,603	49,615
JNL/Neuberger Berman Currency Fund - Class I (46.5%) (a)	3,370	33,432
JNL/Nicholas Convertible Arbitrage Fund - Class I (29.7%) (a)	4,185	44,526
JNL/Westchester Capital Event Driven Fund - Class I (47.7%) (a)	13,495	144,940
		1,114,831
Domestic Fixed Income 16.8%
JNL/Crescent High Income Fund - Class I (3.2%) (a)	2,079	22,308
JNL/DoubleLine Core Fixed Income Fund - Class I (1.7%) (a)	4,594	66,888
JNL/DoubleLine Total Return Fund - Class I (5.5%) (a)	12,839	144,957
JNL/PIMCO Income Fund - Class I (3.9%) (a)	5,214	55,741
JNL/PIMCO Real Return Fund - Class I (1.1%) (a)	1,586	16,683
JNL/PPM America Total Return Fund - Class I (3.4%) (a)	3,529	44,605
JNL/Scout Unconstrained Bond Fund - Class I (8.4%) (a)	2,209	22,308
		373,490
Domestic Equity 15.4%
JNL Multi-Manager Mid Cap Fund - Class I (5.1%) (a)	4,593	61,274
JNL Multi-Manager Small Cap Growth Fund - Class I (0.7%) (a)	522	16,005
JNL Multi-Manager Small Cap Value Fund - Class I (2.0%) (a)	1,680	22,165
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.6%) (a)	4,334	66,657
JNL/Morningstar Wide Moat Index Fund - Class I (10.8%) (a)	5,408	61,270
JNL/T. Rowe Price Established Growth Fund - Class I (0.6%) (a)	1,168	54,798
JNL/T. Rowe Price Value Fund - Class I (1.4%) (a)	3,520	61,355
		343,524
International Equity 6.2%
JNL Multi-Manager International Small Cap Fund - Class I (10.3%) (a)	2,935	27,909
JNL/Causeway International Value Select Fund - Class I (3.9%) (a)	3,636	55,696

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
JNL/WCM Focused International Equity Fund - Class I (3.7%) (a)	3,462	55,429
		139,034
Global Equity 3.7%
JNL/Harris Oakmark Global Equity Fund - Class I (6.0%) (a)	4,629	49,201
JNL/Loomis Sayles Global Growth Fund - Class I (11.1%) (a)	3,065	33,038
		82,239
Emerging Markets Equity 3.5%
JNL/GQG Emerging Markets Equity Fund - Class I (7.3%) (a)	3,725	38,148
JNL/Lazard Emerging Markets Fund - Class I (2.3%) (a)	1,694	16,546
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (5.0%) (a)	2,225	22,136
		76,830
Emerging Markets Fixed Income 2.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.2%) (a)	4,397	50,131
Global Fixed Income 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (3.1%) (a)	4,006	43,586
Total Investment Companies (cost $2,145,462)		2,223,665
Total Investments 100.0% (cost $2,145,462)		2,223,665
Other Assets and Liabilities, Net (0.0)%		(569)
Total Net Assets 100.0%		2,223,096

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 39.0%
American Funds Insurance Series - Growth Fund - Class 1	3,961	285,844
American Funds Insurance Series - Growth-Income Fund - Class 1	8,461	399,611
American Washington Mutual Investors Fund - Class R-6	7,264	337,038
		1,022,493
Global Equity 27.1%
American Funds Capital World Growth and Income Fund - Class R-6	3,123	150,961
American Funds Insurance Series - Global Growth Fund - Class 1	8,687	253,833
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	7,224	175,623
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	7,737	130,595
		711,012
Domestic Fixed Income 19.1%
American Funds American High-Income Trust - Class R-6	3,280	32,664
American Funds Bond Fund of America - Class R-6	26,791	356,047
American Funds Intermediate Bond Fund of America - Class R-6	3,879	52,641
American Funds Mortgage Fund - Class R-6	5,821	59,263
		500,615
Emerging Markets Equity 7.3%
American Funds New World Fund - Class R-6	2,834	190,555
International Equity 5.0%
American Funds Insurance Series - International Fund - Class 1	6,783	131,175
Emerging Markets Fixed Income 2.5%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	6,761	65,578
Total Investment Companies (cost $2,570,634)		2,621,428
Total Investments 100.0% (cost $2,570,634)		2,621,428
Other Assets and Liabilities, Net 0.0%		597
Total Net Assets 100.0%		2,622,025

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 37.2%
American Funds American High-Income Trust - Class R-6	5,821	57,974
American Funds Bond Fund of America - Class R-6	42,231	561,253
American Funds Inflation Linked Bond Fund - Class R-6	3,524	34,919
American Funds Intermediate Bond Fund of America - Class R-6	6,882	93,392
American Funds Mortgage Fund - Class R-6	11,475	116,821
		864,359
Domestic Equity 30.1%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	19,830	250,063
American Funds Insurance Series - Growth Fund - Class 1	2,234	161,187
American Funds Insurance Series - Growth-Income Fund - Class 1	6,142	290,088
		701,338
Global Equity 19.1%
American Funds Capital World Growth and Income Fund - Class R-6	1,082	52,295
American Funds Insurance Series - Global Growth Fund - Class 1	5,512	161,048
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	4,743	115,305
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	6,827	115,235
		443,883
International Equity 5.0%
American Funds Insurance Series - International Fund - Class 1	5,991	115,870
Emerging Markets Equity 4.5%
American Funds New World Fund - Class R-6	1,556	104,611
Emerging Markets Fixed Income 4.0%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	9,564	92,767
Total Investment Companies (cost $2,295,609)		2,322,828
Total Investments 99.9% (cost $2,295,609)		2,322,828
Other Assets and Liabilities, Net 0.1%		1,620
Total Net Assets 100.0%		2,324,448

(a)  Investment in affiliate.

JNL/DFA Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 45.9%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	860	11,805
DFA U.S. Large Cap Value Portfolio - Institutional Class	379	13,770
DFA U.S. Large Company Portfolio - Institutional Class	1,970	45,272
DFA U.S. Small Cap Portfolio - Institutional Class	296	9,821
DFA U.S. Targeted Value Portfolio - Institutional Class	448	9,839
		90,507
Domestic Fixed Income 20.6%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	441	4,948
DFA Investment Grade Portfolio - Institutional Class	2,442	27,697
DFA Short-Duration Real Return Portfolio - Institutional Class	-	-
DFA Short-Term Extended Quality Portfolio - Institutional Class	722	7,894
		40,539
International Equity 18.0%
JNL/DFA International Core Equity Fund (57.5%) (a)	3,567	35,381
Emerging Markets Equity 11.5%
DFA Emerging Markets Portfolio - Institutional Class	557	14,758

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
DFA Emerging Markets Small Cap Portfolio - Institutional Class	406	7,856
		22,614
Alternative 4.0%
DFA International Real Estate Securities Portfolio - Institutional Class	737	3,963
DFA Real Estate Securities Portfolio - Institutional Class	96	3,967
		7,930
Total Investment Companies (cost $191,957)		196,971
Total Investments 100.0% (cost $191,957)		196,971
Other Assets and Liabilities, Net (0.0)%		(50)
Total Net Assets 100.0%		196,921

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/DFA Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 40.5%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	1,138	12,781
DFA Investment Grade Portfolio - Institutional Class	3,381	38,345
DFA Short-Duration Real Return Portfolio - Institutional Class	239	2,395
DFA Short-Term Extended Quality Portfolio - Institutional Class	1,023	11,181
		64,702
Domestic Equity 35.5%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	553	7,588
DFA U.S. Large Cap Value Portfolio - Institutional Class	231	8,404
DFA U.S. Large Company Portfolio - Institutional Class	1,234	28,355
DFA U.S. Small Cap Portfolio - Institutional Class	181	5,987
DFA U.S. Targeted Value Portfolio - Institutional Class	293	6,434
		56,768
International Equity 14.0%
JNL/DFA International Core Equity Fund (36.4%) (a)	2,254	22,362
Emerging Markets Equity 8.0%
DFA Emerging Markets Portfolio - Institutional Class	301	7,982
DFA Emerging Markets Small Cap Portfolio - Institutional Class	247	4,782
		12,764
Alternative 2.0%
DFA International Real Estate Securities Portfolio - Institutional Class	298	1,604
DFA Real Estate Securities Portfolio - Institutional Class	39	1,604
		3,208
Total Investment Companies (cost $155,678)		159,804
Total Investments 100.0% (cost $155,678)		159,804
Other Assets and Liabilities, Net (0.0)%		(43)
Total Net Assets 100.0%		159,761

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 50.4%
JNL Multi-Manager Mid Cap Fund - Class I (13.8%) (a)	12,365	164,953
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,136	34,828
JNL Multi-Manager Small Cap Value Fund - Class I (4.0%) (a)	3,359	44,311
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.2%) (a)	7,577	116,540
JNL/Mellon Equity Income Fund - Class I (17.4%) (a)	3,675	62,951
	Shares	Value ($)
JNL/Morningstar Wide Moat Index Fund - Class I (14.3%) (a)	7,165	81,181
JNL/T. Rowe Price Established Growth Fund - Class I (1.1%) (a)	2,365	110,899
JNL/T. Rowe Price Value Fund - Class I (2.6%) (a)	6,741	117,488
		733,151
International Equity 21.5%
JNL Multi-Manager International Small Cap Fund - Class I (21.6%) (a)	6,180	58,770
JNL/Causeway International Value Select Fund - Class I (8.3%) (a)	7,731	118,445
JNL/WCM Focused International Equity Fund - Class I (9.2%) (a)	8,489	135,918
		313,133
Global Equity 10.0%
JNL/Harris Oakmark Global Equity Fund - Class I (10.7%) (a)	8,232	87,510
JNL/Loomis Sayles Global Growth Fund - Class I (19.3%) (a)	5,328	57,436
		144,946
Emerging Markets Equity 9.7%
JNL/GQG Emerging Markets Equity Fund - Class I (13.0%) (a)	6,648	68,073
JNL/Lazard Emerging Markets Fund - Class I (4.0%) (a)	3,012	29,429
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (9.8%) (a)	4,391	43,686
		141,188
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class I (1.5%) (a)	1,727	17,963
JNL/Boston Partners Global Long Short Equity Fund - Class I (2.7%) (a)	1,081	10,963
JNL/First State Global Infrastructure Fund - Class I (1.4%) (a)	934	14,610
JNL/Heitman U.S. Focused Real Estate Fund - Class I (7.7%) (a)	1,236	14,743
		58,279
Domestic Fixed Income 3.4%
JNL/DoubleLine Total Return Fund - Class I (1.9%) (a)	4,427	49,976
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.3%) (a)	1,259	14,354
Total Investment Companies (cost $1,401,413)		1,455,027
Total Investments 100.0% (cost $1,401,413)		1,455,027
Other Assets and Liabilities, Net (0.0)%		(310)
Total Net Assets 100.0%		1,454,717

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 39.9%
JNL Multi-Manager Mid Cap Fund - Class I (18.6%) (a)	16,612	221,599
JNL Multi-Manager Small Cap Growth Fund - Class I (1.7%) (a)	1,281	39,260
JNL Multi-Manager Small Cap Value Fund - Class I (4.7%) (a)	3,995	52,693
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (8.1%) (a)	9,811	150,887
JNL/Mellon Equity Income Fund - Class I (19.4%) (a)	4,113	70,448
JNL/Morningstar Wide Moat Index Fund - Class I (18.6%) (a)	9,307	105,450
JNL/T. Rowe Price Established Growth Fund - Class I (1.4%) (a)	2,934	137,600
JNL/T. Rowe Price Value Fund - Class I (3.2%) (a)	8,373	145,938
		923,875
International Equity 19.3%
JNL Multi-Manager International Small Cap Fund - Class I (30.1%) (a)	8,600	81,788

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
JNL/Causeway International Value Select Fund - Class I (12.0%) (a)	11,118	170,331
JNL/WCM Focused International Equity Fund - Class I (13.1%) (a)	12,167	194,794
		446,913
Domestic Fixed Income 14.9%
JNL/Crescent High Income Fund - Class I (5.0%) (a)	3,226	34,609
JNL/DoubleLine Core Fixed Income Fund - Class I (1.6%) (a)	4,324	62,962
JNL/DoubleLine Total Return Fund - Class I (5.4%) (a)	12,675	143,105
JNL/PIMCO Income Fund - Class I (3.6%) (a)	4,831	51,641
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.9%) (a)	4,138	51,478
		343,795
Emerging Markets Equity 8.2%
JNL/GQG Emerging Markets Equity Fund - Class I (18.6%) (a)	9,521	97,499
JNL/Lazard Emerging Markets Fund - Class I (5.6%) (a)	4,184	40,882
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (11.7%) (a)	5,237	52,111
		190,492
Global Equity 7.2%
JNL/Harris Oakmark Global Equity Fund - Class I (10.7%) (a)	8,175	86,904
JNL/Loomis Sayles Global Growth Fund - Class I (27.1%) (a)	7,469	80,520
		167,424
Alternative 4.3%
JNL Multi-Manager Alternative Fund - Class I (3.4%) (a)	3,874	40,289
JNL/Boston Partners Global Long Short Equity Fund - Class I (2.9%) (a)	1,145	11,612
JNL/First State Global Infrastructure Fund - Class I (2.3%) (a)	1,486	23,255
JNL/Heitman U.S. Focused Real Estate Fund - Class I (12.3%) (a)	1,967	23,462
		98,618
Domestic Balanced 4.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.7%) (a)	5,641	92,627
Emerging Markets Fixed Income 2.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.4%) (a)	4,528	51,615
Total Investment Companies (cost $2,211,095)		2,315,359
Total Investments 100.0% (cost $2,211,095)		2,315,359
Other Assets and Liabilities, Net (0.0)%		(479)
Total Net Assets 100.0%		2,314,880

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 30.1%
JNL/Crescent High Income Fund - Class I (8.3%) (a)	5,365	57,565
JNL/DoubleLine Core Fixed Income Fund - Class I (3.3%) (a)	9,059	131,899
JNL/DoubleLine Total Return Fund - Class I (8.5%) (a)	19,817	223,735
JNL/PIMCO Income Fund - Class I (5.6%) (a)	7,517	80,361
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (11.4%) (a)	5,992	74,544
JNL/PIMCO Real Return Fund - Class I (1.8%) (a)	2,715	28,566
JNL/PPM America Total Return Fund - Class I (5.7%) (a)	5,899	74,564
JNL/Scout Unconstrained Bond Fund - Class I (8.6%) (a)	2,275	22,981
		694,215
Domestic Equity 25.9%
JNL Multi-Manager Mid Cap Fund - Class I (14.1%) (a)	12,648	168,718
	Shares	Value ($)
JNL Multi-Manager Small Cap Growth Fund - Class I (1.4%) (a)	1,092	33,488
JNL Multi-Manager Small Cap Value Fund - Class I (3.7%) (a)	3,119	41,140
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.6%) (a)	5,635	86,665
JNL/Morningstar Wide Moat Index Fund - Class I (15.5%) (a)	7,769	88,021
JNL/T. Rowe Price Established Growth Fund - Class I (0.8%) (a)	1,703	79,865
JNL/T. Rowe Price Value Fund - Class I (2.2%) (a)	5,688	99,133
		597,030
International Equity 14.1%
JNL Multi-Manager International Small Cap Fund - Class I (15.0%) (a)	4,295	40,843
JNL/Causeway International Value Select Fund - Class I (9.9%) (a)	9,220	141,256
JNL/WCM Focused International Equity Fund - Class I (9.7%) (a)	8,951	143,300
		325,399
Domestic Balanced 10.3%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (4.9%) (a)	6,360	80,957
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.8%) (a)	9,485	155,743
		236,700
Emerging Markets Equity 5.2%
JNL/GQG Emerging Markets Equity Fund - Class I (13.1%) (a)	6,704	68,646
JNL/Lazard Emerging Markets Fund - Class I (3.2%) (a)	2,398	23,432
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (6.5%) (a)	2,904	28,894
		120,972
Global Equity 4.7%
JNL/Harris Oakmark Global Equity Fund - Class I (7.1%) (a)	5,477	58,219
JNL/Loomis Sayles Global Growth Fund - Class I (17.3%) (a)	4,777	51,498
		109,717
Alternative 4.5%
JNL Multi-Manager Alternative Fund - Class I (4.4%) (a)	4,974	51,732
JNL/Boston Partners Global Long Short Equity Fund - Class I (2.9%) (a)	1,145	11,613
JNL/First State Global Infrastructure Fund - Class I (1.7%) (a)	1,115	17,450
JNL/Heitman U.S. Focused Real Estate Fund - Class I (12.3%) (a)	1,967	23,471
		104,266
Emerging Markets Fixed Income 3.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.2%) (a)	6,552	74,694
Global Fixed Income 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (3.2%) (a)	4,206	45,757
Total Investment Companies (cost $2,192,026)		2,308,750
Total Investments 100.0% (cost $2,192,026)		2,308,750
Other Assets and Liabilities, Net (0.0)%		(499)
Total Net Assets 100.0%		2,308,251

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.1%
JNL/Mellon S&P 400 MidCap Index Fund - Class I (8.6%) (a)	12,462	268,058
JNL/Mellon S&P 500 Index Fund - Class I (3.1%) (a)	11,120	267,659
JNL/Mellon Small Cap Index Fund - Class I (10.7%) (a)	14,440	266,717
		802,434

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
International Equity 20.1%
JNL/Mellon International Index Fund - Class I (15.0%) (a)	19,027	267,515
Domestic Fixed Income 19.8%
JNL/Mellon Bond Index Fund - Class I (21.4%) (a)	20,594	264,428
Total Investment Companies (cost $1,299,026)		1,334,377
Total Investments 100.0% (cost $1,299,026)		1,334,377
Other Assets and Liabilities, Net (0.0)%		(187)
Total Net Assets 100.0%		1,334,190

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/S&P Competitive Advantage Fund - Class I (61.4%) (a)	85,082	1,539,135
JNL/S&P Dividend Income & Growth Fund - Class I (30.3%) (a)	94,328	1,548,868
JNL/S&P Intrinsic Value Fund - Class I (66.7%) (a)	103,286	1,547,217
JNL/S&P Total Yield Fund - Class I (79.0%) (a)	116,354	1,545,184
Total Investment Companies (cost $5,645,570)		6,180,404
Total Investments 100.0% (cost $5,645,570)		6,180,404
Other Assets and Liabilities, Net (0.0)%		(834)
Total Net Assets 100.0%		6,179,570

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 67.6%
JNL Multi-Manager Mid Cap Fund - Class I (3.0%) (a)	2,726	36,370
JNL Multi-Manager Small Cap Growth Fund - Class I (2.2%) (a)	1,657	50,802
JNL Multi-Manager Small Cap Value Fund - Class I (4.5%) (a)	3,769	49,714
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.6%) (a)	3,997	171,662
JNL/ClearBridge Large Cap Growth Fund - Class I (13.4%) (a)	9,789	128,829
JNL/Invesco Diversified Dividend Fund - Class I (18.6%) (a)	11,531	130,649
JNL/Invesco Small Cap Growth Fund - Class I (1.1%) (a)	829	21,287
JNL/JPMorgan MidCap Growth Fund - Class I (1.3%) (a)	777	30,063
JNL/MFS Mid Cap Value Fund - Class I (1.6%) (a)	1,804	22,428
JNL/T. Rowe Price Established Growth Fund - Class I (3.2%) (a)	6,719	315,124
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (2.0%) (a)	2,305	127,576
JNL/T. Rowe Price Value Fund - Class I (6.9%) (a)	17,907	312,110
JNL/WMC Value Fund - Class I (7.3%) (a)	4,439	100,402
		1,497,016
International Equity 9.9%
JNL/Causeway International Value Select Fund - Class I (4.2%) (a)	3,877	59,388
JNL/Invesco International Growth Fund - Class I (1.9%) (a)	1,485	21,941
JNL/Lazard International Strategic Equity Fund - Class I (9.3%) (a)	1,237	16,768
JNL/WCM Focused International Equity Fund - Class I (8.1%) (a)	7,523	120,443
		218,540
Domestic Fixed Income 6.7%
JNL/DoubleLine Total Return Fund - Class I (1.4%) (a)	3,229	36,458
JNL/PIMCO Income Fund - Class I (1.1%) (a)	1,524	16,287
JNL/PPM America High Yield Bond Fund - Class I (1.8%) (a)	2,684	42,628
	Shares	Value ($)
JNL/PPM America Total Return Fund - Class I (2.8%) (a)	2,847	35,991
JNL/T. Rowe Price Short-Term Bond Fund - Class I (1.1%) (a)	1,637	16,758
		148,122
Global Equity 6.4%
JNL/Oppenheimer Global Growth Fund - Class I (5.8%) (a)	7,614	141,081
Emerging Markets Equity 4.7%
JNL/GQG Emerging Markets Equity Fund - Class I (4.1%) (a)	2,077	21,268
JNL/Lazard Emerging Markets Fund - Class I (5.6%) (a)	4,211	41,146
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (9.5%) (a)	4,244	42,230
		104,644
Alternative 3.8%
JNL Multi-Manager Alternative Fund - Class I (5.4%) (a)	6,024	62,649
JNL/Invesco Global Real Estate Fund - Class I (1.7%) (a)	2,133	22,912
		85,561
Emerging Markets Fixed Income 0.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.5%) (a)	1,855	21,147
Total Investment Companies (cost $2,054,775)		2,216,111
Total Investments 100.0% (cost $2,054,775)		2,216,111
Other Assets and Liabilities, Net (0.0)%		(477)
Total Net Assets 100.0%		2,215,634

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 64.5%
JNL/Crescent High Income Fund - Class I (5.4%) (a)	3,477	37,309
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	5,974	86,986
JNL/DoubleLine Total Return Fund - Class I (4.3%) (a)	9,914	111,933
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.6%) (a)	3,005	37,328
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.2%) (a)	3,473	49,764
JNL/PIMCO Income Fund - Class I (4.3%) (a)	5,805	62,056
JNL/PIMCO Real Return Fund - Class I (4.0%) (a)	5,939	62,475
JNL/PPM America Floating Rate Income Fund - Class I (1.7%) (a)	2,301	24,874
JNL/PPM America High Yield Bond Fund - Class I (2.6%) (a)	3,914	62,148
JNL/PPM America Low Duration Bond Fund - Class I (14.0%) (a)	8,337	86,958
JNL/PPM America Total Return Fund - Class I (6.7%) (a)	6,896	87,160
JNL/Scout Unconstrained Bond Fund - Class I (9.4%) (a)	2,462	24,866
JNL/T. Rowe Price Short-Term Bond Fund - Class I (4.0%) (a)	6,072	62,177
		796,034
Domestic Equity 14.8%
JNL Multi-Manager Mid Cap Fund - Class I (1.0%) (a)	929	12,393
JNL Multi-Manager Small Cap Growth Fund - Class I (0.5%) (a)	385	11,817
JNL Multi-Manager Small Cap Value Fund - Class I (0.1%) (a)	66	872
JNL/ClearBridge Large Cap Growth Fund - Class I (1.3%) (a)	929	12,223
JNL/DFA U.S. Core Equity Fund - Class I (1.9%) (a)	1,589	24,756
JNL/Invesco Diversified Dividend Fund - Class I (1.8%) (a)	1,110	12,581
JNL/JPMorgan MidCap Growth Fund - Class I (1.0%) (a)	625	24,187
JNL/MFS Mid Cap Value Fund - Class I (0.9%) (a)	1,004	12,480

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
JNL/T. Rowe Price Established Growth Fund - Class I (0.2%) (a)	518	24,280
JNL/T. Rowe Price Value Fund - Class I (1.0%) (a)	2,562	44,653
JNL/WMC Value Fund - Class I (0.2%) (a)	126	2,846
		183,088
Global Fixed Income 10.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (6.0%) (a)	7,750	84,317
JNL/Neuberger Berman Strategic Income Fund - Class I (5.7%) (a)	4,317	49,645
		133,962
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (3.2%) (a)	3,573	37,163
International Equity 3.0%
JNL/Causeway International Value Select Fund - Class I (0.9%) (a)	809	12,394
JNL/Invesco International Growth Fund - Class I (1.1%) (a)	841	12,425
JNL/WCM Focused International Equity Fund - Class I (0.8%) (a)	771	12,342
		37,161
Emerging Markets Fixed Income 2.8%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.7%) (a)	1,971	22,468
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (4.5%) (a)	1,065	12,325
		34,793
Global Equity 1.0%
JNL/Oppenheimer Global Growth Fund - Class I (0.5%) (a)	651	12,068
Total Investment Companies (cost $1,181,536)		1,234,269
Total Investments 100.0% (cost $1,181,536)		1,234,269
Other Assets and Liabilities, Net (0.0)%		(301)
Total Net Assets 100.0%		1,233,968

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 61.2%
JNL Multi-Manager Mid Cap Fund - Class I (6.7%) (a)	5,953	79,413
JNL Multi-Manager Small Cap Growth Fund - Class I (4.9%) (a)	3,674	112,649
JNL Multi-Manager Small Cap Value Fund - Class I (7.0%) (a)	5,850	77,166
JNL/BlackRock Large Cap Select Growth Fund - Class I (10.0%) (a)	8,769	376,630
JNL/ClearBridge Large Cap Growth Fund - Class I (28.9%) (a)	21,220	279,259
JNL/Invesco Diversified Dividend Fund - Class I (27.6%) (a)	17,099	193,728
JNL/Invesco Small Cap Growth Fund - Class I (2.6%) (a)	1,987	51,043
JNL/JPMorgan MidCap Growth Fund - Class I (4.4%) (a)	2,655	102,713
JNL/MFS Mid Cap Value Fund - Class I (4.2%) (a)	4,683	58,212
JNL/T. Rowe Price Established Growth Fund - Class I (7.6%) (a)	15,822	742,028
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (3.8%) (a)	4,364	241,529
JNL/T. Rowe Price Value Fund - Class I (14.9%) (a)	38,751	675,434
JNL/WMC Value Fund - Class I (16.1%) (a)	9,742	220,370
		3,210,174
Domestic Fixed Income 16.0%
JNL/Crescent High Income Fund - Class I (15.2%) (a)	9,803	105,186
JNL/DoubleLine Core Fixed Income Fund - Class I (1.8%) (a)	4,907	71,447
JNL/DoubleLine Total Return Fund - Class I (3.0%) (a)	6,935	78,299
JNL/PIMCO Income Fund - Class I (7.4%) (a)	9,859	105,395
JNL/PIMCO Real Return Fund - Class I (3.5%) (a)	5,110	53,762
	Shares	Value ($)
JNL/PPM America High Yield Bond Fund - Class I (4.4%) (a)	6,619	105,101
JNL/PPM America Low Duration Bond Fund - Class I (16.8%) (a)	10,008	104,378
JNL/PPM America Total Return Fund - Class I (10.4%) (a)	10,775	136,192
JNL/Scout Unconstrained Bond Fund - Class I (11.8%) (a)	3,108	31,388
JNL/T. Rowe Price Short-Term Bond Fund - Class I (3.0%) (a)	4,489	45,972
		837,120
International Equity 7.6%
JNL/Causeway International Value Select Fund - Class I (7.0%) (a)	6,528	100,003
JNL/Invesco International Growth Fund - Class I (5.1%) (a)	3,902	57,668
JNL/Lazard International Strategic Equity Fund - Class I (16.9%) (a)	2,251	30,506
JNL/WCM Focused International Equity Fund - Class I (14.3%) (a)	13,274	212,516
		400,693
Global Equity 5.8%
JNL/Oppenheimer Global Growth Fund - Class I (12.5%) (a)	16,514	306,011
Alternative 3.8%
JNL Multi-Manager Alternative Fund - Class I (13.2%) (a)	14,796	153,882
JNL/Invesco Global Real Estate Fund - Class I (3.3%) (a)	4,111	44,148
		198,030
Emerging Markets Equity 3.6%
JNL/GQG Emerging Markets Equity Fund - Class I (7.3%) (a)	3,745	38,353
JNL/Lazard Emerging Markets Fund - Class I (8.2%) (a)	6,141	59,997
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (19.9%) (a)	8,892	88,475
		186,825
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.6%) (a)	4,627	52,751
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (18.7%) (a)	4,471	51,727
		104,478
Total Investment Companies (cost $4,880,680)		5,243,331
Total Investments 100.0% (cost $4,880,680)		5,243,331
Other Assets and Liabilities, Net (0.0)%		(1,099)
Total Net Assets 100.0%		5,242,232

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 45.4%
JNL/Crescent High Income Fund - Class I (13.2%) (a)	8,472	90,903
JNL/DoubleLine Core Fixed Income Fund - Class I (3.1%) (a)	8,525	124,125
JNL/DoubleLine Total Return Fund - Class I (8.1%) (a)	18,850	212,813
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.5%) (a)	4,557	65,297
JNL/PIMCO Income Fund - Class I (7.5%) (a)	10,080	107,761
JNL/PIMCO Real Return Fund - Class I (7.9%) (a)	11,667	122,738
JNL/PPM America High Yield Bond Fund - Class I (5.1%) (a)	7,660	121,647
JNL/PPM America Low Duration Bond Fund - Class I (28.7%) (a)	17,037	177,691
JNL/PPM America Total Return Fund - Class I (12.1%) (a)	12,466	157,574
JNL/Scout Unconstrained Bond Fund - Class I (6.8%) (a)	1,788	18,054
JNL/T. Rowe Price Short-Term Bond Fund - Class I (7.5%) (a)	11,420	116,946
		1,315,549

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
Domestic Equity 30.1%
JNL Multi-Manager Mid Cap Fund - Class I (2.6%) (a)	2,324	31,003
JNL Multi-Manager Small Cap Growth Fund - Class I (1.3%) (a)	973	29,839
JNL Multi-Manager Small Cap Value Fund - Class I (0.9%) (a)	765	10,094
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.8%) (a)	706	30,335
JNL/ClearBridge Large Cap Growth Fund - Class I (5.7%) (a)	4,174	54,924
JNL/DFA U.S. Core Equity Fund - Class I (2.4%) (a)	1,968	30,661
JNL/Invesco Diversified Dividend Fund - Class I (13.3%) (a)	8,263	93,625
JNL/Invesco Small Cap Growth Fund - Class I (1.5%) (a)	1,134	29,122
JNL/JPMorgan MidCap Growth Fund - Class I (2.7%) (a)	1,592	61,588
JNL/MFS Mid Cap Value Fund - Class I (1.9%) (a)	2,077	25,816
JNL/T. Rowe Price Established Growth Fund - Class I (2.4%) (a)	5,016	235,242
JNL/T. Rowe Price Value Fund - Class I (4.6%) (a)	11,929	207,927
JNL/WMC Value Fund - Class I (2.3%) (a)	1,370	30,995
		871,171
Global Fixed Income 9.4%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (14.4%) (a)	18,718	203,648
JNL/Neuberger Berman Strategic Income Fund - Class I (7.9%) (a)	6,035	69,401
		273,049
International Equity 5.6%
JNL/Causeway International Value Select Fund - Class I (2.1%) (a)	1,911	29,277
JNL/Invesco International Growth Fund - Class I (2.8%) (a)	2,129	31,463
JNL/Lazard International Strategic Equity Fund - Class I (14.1%) (a)	1,881	25,485
JNL/WCM Focused International Equity Fund - Class I (5.1%) (a)	4,744	75,955
		162,180
Alternative 3.4%
JNL Multi-Manager Alternative Fund - Class I (7.7%) (a)	8,629	89,746
JNL/Invesco Global Real Estate Fund - Class I (0.7%) (a)	913	9,802
		99,548
Emerging Markets Fixed Income 2.8%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.3%) (a)	4,464	50,887
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (10.9%) (a)	2,605	30,141
		81,028
Emerging Markets Equity 1.9%
JNL/Lazard Emerging Markets Fund - Class I (4.0%) (a)	2,977	29,084
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (5.7%) (a)	2,531	25,185
		54,269
Global Equity 1.4%
JNL/Oppenheimer Global Growth Fund - Class I (1.6%) (a)	2,128	39,428
Total Investment Companies (cost $2,753,722)		2,896,222
Total Investments 100.0% (cost $2,753,722)		2,896,222
Other Assets and Liabilities, Net (0.0)%		(649)
Total Net Assets 100.0%		2,895,573

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.5%
JNL Multi-Manager Mid Cap Fund - Class I (6.9%) (a)	6,187	82,536
JNL Multi-Manager Small Cap Growth Fund - Class I (2.5%) (a)	1,899	58,216
	Shares	Value ($)
JNL Multi-Manager Small Cap Value Fund - Class I (7.4%) (a)	6,207	81,866
JNL/BlackRock Large Cap Select Growth Fund - Class I (5.0%) (a)	4,388	188,465
JNL/ClearBridge Large Cap Growth Fund - Class I (22.4%) (a)	16,401	215,840
JNL/Invesco Diversified Dividend Fund - Class I (25.3%) (a)	15,635	177,148
JNL/Invesco Small Cap Growth Fund - Class I (3.0%) (a)	2,221	57,055
JNL/JPMorgan MidCap Growth Fund - Class I (5.5%) (a)	3,309	128,011
JNL/MFS Mid Cap Value Fund - Class I (3.8%) (a)	4,226	52,527
JNL/T. Rowe Price Established Growth Fund - Class I (7.3%) (a)	15,187	712,293
JNL/T. Rowe Price Value Fund - Class I (12.6%) (a)	32,810	571,871
JNL/WMC Value Fund - Class I (13.4%) (a)	8,122	183,710
		2,509,538
Domestic Fixed Income 29.2%
JNL/Crescent High Income Fund - Class I (17.2%) (a)	11,080	118,885
JNL/DoubleLine Core Fixed Income Fund - Class I (3.2%) (a)	8,539	124,333
JNL/DoubleLine Total Return Fund - Class I (6.7%) (a)	15,677	176,988
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (5.6%) (a)	4,632	57,530
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.6%) (a)	4,660	66,774
JNL/PIMCO Income Fund - Class I (10.4%) (a)	13,884	148,424
JNL/PIMCO Real Return Fund - Class I (10.4%) (a)	15,364	161,633
JNL/PPM America High Yield Bond Fund - Class I (7.5%) (a)	11,192	177,729
JNL/PPM America Low Duration Bond Fund - Class I (40.5%) (a)	24,055	250,895
JNL/PPM America Total Return Fund - Class I (14.0%) (a)	14,437	182,490
JNL/Scout Unconstrained Bond Fund - Class I (16.1%) (a)	4,229	42,712
JNL/T. Rowe Price Short-Term Bond Fund - Class I (9.0%) (a)	13,631	139,579
		1,647,972
International Equity 6.6%
JNL/Causeway International Value Select Fund - Class I (6.5%) (a)	6,024	92,294
JNL/Invesco International Growth Fund - Class I (5.8%) (a)	4,435	65,554
JNL/Lazard International Strategic Equity Fund - Class I (17.6%) (a)	2,351	31,858
JNL/WCM Focused International Equity Fund - Class I (12.3%) (a)	11,363	181,919
		371,625
Global Fixed Income 6.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (19.8%) (a)	25,755	280,213
JNL/Neuberger Berman Strategic Income Fund - Class I (9.7%) (a)	7,404	85,148
		365,361
Alternative 4.1%
JNL Multi-Manager Alternative Fund - Class I (14.9%) (a)	16,732	174,010
JNL/Invesco Global Real Estate Fund - Class I (4.1%) (a)	5,156	55,377
		229,387
Global Equity 3.7%
JNL/Oppenheimer Global Growth Fund - Class I (8.4%) (a)	11,123	206,103
Emerging Markets Fixed Income 2.8%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (16.3%) (a)	8,741	99,651
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (21.2%) (a)	5,050	58,430
		158,081
Emerging Markets Equity 2.6%
JNL/GQG Emerging Markets Equity Fund - Class I (6.7%) (a)	3,418	34,999

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares	Value ($)
JNL/Lazard Emerging Markets Fund - Class I (7.7%) (a)	5,743	56,111
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (12.6%) (a)	5,629	56,004
		147,114
Total Investment Companies (cost $5,336,713)		5,635,181
Total Investments 100.0% (cost $5,336,713)		5,635,181
Other Assets and Liabilities, Net (0.0)%		(1,206)
Total Net Assets 100.0%		5,633,975

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Vanguard Global Bond Market Index Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 50.0%
Vanguard Intermediate-Term Bond Index Fund - Institutional Class	700	8,332
Vanguard Long-Term Bond Index Fund - Institutional Class	521	8,095
Vanguard Mortgage-Backed Securities Index Fund - Institutional Class	316	9,087
Vanguard Short-Term Bond Index Fund - Institutional Class	1,465	15,521
Vanguard Total Bond Market Index Fund - Institutional Class	1,583	17,607
		58,642
International Fixed Income 49.9%
Vanguard Total International Bond Index Fund - Institutional Class	1,661	58,570
Total Investment Companies (cost $111,560)		117,212
Total Investments 99.9% (cost $111,560)		117,212
Other Assets and Liabilities, Net 0.1%		143
Total Net Assets 100.0%		117,355

JNL/Vanguard International Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Developed Markets Index Fund - Institutional Plus Class	5,631	116,176
Vanguard Emerging Markets Stock Index Fund - Institutional Class	2,281	58,302
Vanguard European Stock Index Fund - Institutional Class	1,584	45,241
Vanguard FTSE All World ex-US Index Fund - Institutional Class	290	28,469
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Admiral Shares	120	3,022
Vanguard Pacific Stock Index Fund - Institutional Class	2,585	32,209
Vanguard Total International Stock Index Fund - Institutional Class	284	31,491
Total Investment Companies (cost $334,615)		314,910
Total Investments 100.0% (cost $334,615)		314,910
Other Assets and Liabilities, Net (0.0)%		(93)
Total Net Assets 100.0%		314,817

JNL/Vanguard U.S. Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Growth Index Fund - Institutional Class	1,058	90,606
Vanguard Large Cap Index Fund - Institutional Class	377	106,954
Vanguard Mid-Cap Index Fund - Institutional Class	333	15,289
Vanguard Small-Cap Index Fund - Institutional Class	584	43,068
Vanguard Total Stock Market Index Fund - Institutional Plus Class	1,084	149,427
Vanguard Value Index Fund - Institutional Class	2,131	92,758
Total Investment Companies (cost $474,119)		498,102
Total Investments 100.0% (cost $474,119)		498,102
Other Assets and Liabilities, Net (0.0)%		(130)
Total Net Assets 100.0%		497,972

Shares	Value ($)

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
FTSE - Financial Times and the London Stock Exchange
S&P - Standard & Poor's U.S. - United States

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Long Term Investments in Affiliates

As defined by the Investment Company Act of 1940 (“1940 Act”), as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Funds that own shares of other Funds advised by Jackson National Asset Management, LLC (“JNAM”), are also considered invested in an affiliate company. The following table details each Fund's long term investments in affiliates held during the period ended September 30, 2019.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	1,046,003	309,510	4,554	71,463	(35)	83,433	1,434,357	100.0
	1,046,003	309,510	4,554	71,463	(35)	83,433	1,434,357	100.0
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	2,927,048	311,941	213,389	263,750	52,782	10,074	3,088,456	100.0
	2,927,048	311,941	213,389	263,750	52,782	10,074	3,088,456	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	24,500	68,357	5,656	1,562	58	3,438	90,697	100.0
	24,500	68,357	5,656	1,562	58	3,438	90,697	100.0
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	502,296	19,833	51,982	3,799	(2,842)	33,422	500,727	100.0
	502,296	19,833	51,982	3,799	(2,842)	33,422	500,727	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	621,042	55,981	59,611	43,986	10,582	63,606	691,600	100.0
	621,042	55,981	59,611	43,986	10,582	63,606	691,600	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	6,142,818	941,930	142,189	732,504	35,624	220,903	7,199,086	100.0
	6,142,818	941,930	142,189	732,504	35,624	220,903	7,199,086	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,733,746	63,451	143,880	50,734	20,862	144,703	1,818,882	100.0
	1,733,746	63,451	143,880	50,734	20,862	144,703	1,818,882	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,216,429	74,258	95,058	54,753	13,515	150,423	1,359,567	100.0
	1,216,429	74,258	95,058	54,753	13,515	150,423	1,359,567	100.0
JNL/Vanguard Capital Growth Fund
Vanguard Variable Insurance Fund - Capital Growth Portfolio	284,172	72,840	20,399	12,974	1,308	24,974	362,895	100.0
	284,172	72,840	20,399	12,974	1,308	24,974	362,895	100.0
JNL/Vanguard Equity Income Fund
Vanguard Variable Insurance Fund - Equity Income Portfolio	159,338	168,031	40,149	21,193	(4,503)	18,550	301,267	100.0
	159,338	168,031	40,149	21,193	(4,503)	18,550	301,267	100.0
JNL/Vanguard International Fund
Vanguard Variable Insurance Fund - International Portfolio	450,535	99,823	32,092	24,155	(2,683)	46,827	562,410	100.0
	450,535	99,823	32,092	24,155	(2,683)	46,827	562,410	100.0
JNL/Vanguard Small Company Growth Fund
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	271,142	88,569	90,528	32,542	(10,975)	18,456	276,664	100.0
	271,142	88,569	90,528	32,542	(10,975)	18,456	276,664	100.0
JNL Institutional Alt 25 Fund
JNL Multi-Manager Alternative Fund - Class I	133,968	32,588	9,374	—	217	7,693	165,092	6.3
JNL Multi-Manager International Small Cap Fund - Class I	50,697	274	6,796	—	(651)	9,472	52,996	2.0
JNL Multi-Manager Mid Cap Fund - Class I	114,621	—	18,887	—	1,872	21,487	119,093	4.5
JNL Multi-Manager Small Cap Growth Fund - Class I	31,173	—	6,864	—	1,202	6,132	31,643	1.2
JNL Multi-Manager Small Cap Value Fund - Class I	43,267	—	4,001	—	(356)	7,306	46,216	1.8
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	32,559	—	35,747	—	(1,610)	4,798	—	—

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/AQR Managed Futures Strategy Fund - Class I	32,835	—	20,854	—	(807)	1,585	12,759	0.5
JNL/BlackRock Global Long Short Credit Fund - Class I	13,339	1,291	13,713	1,291	(1,001)	84	—	—
JNL/Boston Partners Global Long Short Equity Fund - Class I	112,142	2,559	12,811	—	(890)	5,113	106,113	4.0
JNL/Causeway International Value Select Fund - Class I	155,068	1,800	35,877	—	(3,125)	14,435	132,301	5.0
JNL/Crescent High Income Fund - Class I	39,725	7,300	4,271	—	(102)	3,636	46,288	1.8
JNL/DFA U.S. Small Cap Fund - Class I	12,109	—	14,016	—	(1,392)	3,299	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	87,709	8,110	10,300	—	392	6,523	92,434	3.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	80,683	300	8,958	—	26	7,127	79,178	3.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	108,364	—	20,820	—	918	23,789	112,251	4.3
JNL/DoubleLine Total Return Fund - Class I	155,809	43,958	19,371	—	466	10,662	191,524	7.3
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	60,230	—	12,004	—	(245)	5,200	53,181	2.0
JNL/First State Global Infrastructure Fund - Class I	32,745	20,300	9,805	—	409	9,291	52,940	2.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	67,003	1,390	3,784	—	85	(138)	64,556	2.4
JNL/GQG Emerging Markets Equity Fund - Class I	74,688	—	13,644	—	(35)	10,152	71,161	2.7
JNL/Harris Oakmark Global Equity Fund - Class I	96,005	1,130	19,594	—	(2,626)	16,612	91,527	3.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	31,622	6,168	6,739	—	751	8,180	39,982	1.5
JNL/Invesco Global Real Estate Fund - Class I	13,081	—	15,349	—	1,351	917	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	26,762	40,766	4,262	—	234	2,686	66,186	2.5
JNL/Lazard Emerging Markets Fund - Class I	33,323	—	2,680	—	(275)	2,339	32,707	1.2
JNL/Loomis Sayles Global Growth Fund - Class I	51,808	19,732	10,002	—	367	10,029	71,934	2.7
JNL/Morningstar Wide Moat Index Fund - Class I	102,449	—	18,054	—	1,418	20,284	106,097	4.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	30,843	2,350	2,794	—	(149)	2,489	32,739	1.2
JNL/Neuberger Berman Currency Fund - Class I	26,870	618	7,975	—	(2)	297	19,808	0.7
JNL/Nicholas Convertible Arbitrage Fund - Class I	26,820	180	2,496	—	87	1,791	26,382	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	40,049	—	5,188	—	(738)	5,350	39,473	1.5
JNL/PIMCO Income Fund - Class I	60,720	27,782	7,382	—	384	4,320	85,824	3.3
JNL/PIMCO Real Return Fund - Class I	26,946	300	2,952	—	94	1,959	26,347	1.0
JNL/PPM America Long Short Credit Fund - Class I	19,766	1,073	20,678	1,073	(1,180)	1,019	—	—
JNL/PPM America Total Return Fund - Class I	67,489	—	7,887	—	257	6,195	66,054	2.5
JNL/Scout Unconstrained Bond Fund - Class I	33,887	—	2,612	—	(8)	1,767	33,034	1.2
JNL/T. Rowe Price Established Growth Fund - Class I	109,434	—	26,110	—	2,165	18,675	104,164	4.0
JNL/T. Rowe Price Value Fund - Class I	109,391	—	18,893	—	(466)	22,576	112,608	4.3
JNL/The London Company Focused U.S. Equity Fund - Class I	63,799	—	38,287	—	(1,567)	9,218	33,163	1.3
JNL/WCM Focused International Equity Fund - Class I	159,422	—	59,537	—	2,580	28,853	131,318	5.0
JNL/Westchester Capital Event Driven Fund - Class I	67,397	20,730	8,341	—	446	5,733	85,965	3.3
	2,636,617	240,699	569,709	2,364	(1,504)	328,935	2,635,038	100.0
JNL Institutional Alt 50 Fund
JNL Multi-Manager Alternative Fund - Class I	226,183	52,000	18,921	—	446	13,302	273,010	12.3
JNL Multi-Manager International Small Cap Fund - Class I	27,460	41	4,322	—	(446)	5,176	27,909	1.3
JNL Multi-Manager Mid Cap Fund - Class I	60,474	—	11,419	—	1,084	11,135	61,274	2.8
JNL Multi-Manager Small Cap Growth Fund - Class I	16,157	3	3,924	—	662	3,107	16,005	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	21,381	—	2,637	—	(253)	3,674	22,165	1.0
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	56,291	—	61,370	—	(1,093)	6,172	—	—
JNL/AQR Managed Futures Strategy Fund - Class I	63,026	26	41,938	—	(2,677)	3,104	21,541	1.0
JNL/BlackRock Global Long Short Credit Fund - Class I	23,154	2,197	23,801	2,197	(1,696)	146	—	—
JNL/Boston Partners Global Long Short Equity Fund - Class I	194,958	—	17,790	—	(1,217)	8,585	184,536	8.3
JNL/Causeway International Value Select Fund - Class I	84,146	1,488	35,967	—	(3,267)	9,296	55,696	2.5
JNL/Crescent High Income Fund - Class I	22,991	—	2,523	—	(70)	1,910	22,308	1.0
JNL/DFA U.S. Small Cap Fund - Class I	1,585	—	1,803	—	(214)	432	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	58,356	11,789	8,206	—	288	4,661	66,888	3.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	52,411	10	6,873	—	(15)	4,598	50,131	2.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	66,189	—	14,440	—	538	14,370	66,657	3.0
JNL/DoubleLine Total Return Fund - Class I	111,230	41,639	16,349	—	346	8,091	144,957	6.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	115,947	421	25,350	—	(130)	9,976	100,864	4.5
JNL/First State Global Infrastructure Fund - Class I	56,747	46,482	20,865	—	764	17,228	100,356	4.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	46,438	29	2,889	—	66	(58)	43,586	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	41,062	19	8,435	—	(55)	5,557	38,148	1.7
JNL/Harris Oakmark Global Equity Fund - Class I	49,845	1,538	9,589	—	(1,141)	8,548	49,201	2.2

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Heitman U.S. Focused Real Estate Fund - Class I	43,568	4,871	9,631	—	1,015	10,722	50,545	2.3
JNL/Invesco Global Real Estate Fund - Class I	22,644	—	25,710	—	1,478	1,588	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	46,308	68,562	8,779	—	473	4,902	111,466	5.0
JNL/Lazard Emerging Markets Fund - Class I	17,337	3	1,882	—	(186)	1,274	16,546	0.7
JNL/Loomis Sayles Global Growth Fund - Class I	28,009	5,527	6,190	—	195	5,497	33,038	1.5
JNL/Morningstar Wide Moat Index Fund - Class I	60,885	—	12,368	—	908	11,845	61,270	2.8
JNL/Neuberger Berman Commodity Strategy Fund - Class I	53,919	1,621	10,019	—	(581)	4,675	49,615	2.2
JNL/Neuberger Berman Currency Fund - Class I	46,582	561	14,218	—	(7)	514	33,432	1.5
JNL/Nicholas Convertible Arbitrage Fund - Class I	46,457	—	5,142	—	165	3,046	44,526	2.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	23,148	—	3,658	—	(535)	3,181	22,136	1.0
JNL/PIMCO Income Fund - Class I	40,870	17,553	5,808	—	283	2,843	55,741	2.5
JNL/PIMCO Real Return Fund - Class I	17,483	4	2,116	—	60	1,252	16,683	0.7
JNL/PPM America Long Short Credit Fund - Class I	34,421	1,814	36,002	1,814	(2,013)	1,780	—	—
JNL/PPM America Total Return Fund - Class I	46,703	11	6,499	—	171	4,219	44,605	2.0
JNL/Scout Unconstrained Bond Fund - Class I	23,437	113	2,443	—	(18)	1,219	22,308	1.0
JNL/T. Rowe Price Established Growth Fund - Class I	66,770	—	24,259	—	1,707	10,580	54,798	2.5
JNL/T. Rowe Price Value Fund - Class I	66,690	—	18,040	—	(894)	13,599	61,355	2.8
JNL/WCM Focused International Equity Fund - Class I	86,349	6	45,541	—	1,155	13,460	55,429	2.5
JNL/Westchester Capital Event Driven Fund - Class I	116,526	34,019	16,148	—	843	9,700	144,940	6.5
	2,284,137	292,347	593,864	4,011	(3,861)	244,906	2,223,665	100.0
JNL/American Funds Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	54,014	12,761	3,281	3,185	(218)	2,302	65,578	2.5
American Funds Insurance Series - International Growth and Income Fund - Class 1	138,900	6,547	28,701	1,942	282	13,567	130,595	5.0
	192,914	19,308	31,982	5,127	64	15,869	196,173	7.5
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	102,166	5,949	19,101	5,061	(1,440)	5,193	92,767	4.0
American Funds Insurance Series - International Growth and Income Fund - Class 1	116,903	3,383	16,720	1,740	188	11,481	115,235	4.9
	219,069	9,332	35,821	6,801	(1,252)	16,674	208,002	8.9
JNL/DFA Growth Allocation Fund
JNL/DFA International Core Equity Fund	—	39,470	3,681	—	(124)	(284)	35,381	18.0
	—	39,470	3,681	—	(124)	(284)	35,381	18.0
JNL/DFA Moderate Growth Allocation Fund
JNL/DFA International Core Equity Fund	—	22,665	159	—	(1)	(143)	22,362	14.0
	—	22,665	159	—	(1)	(143)	22,362	14.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	13,812	3,981	725	—	5	890	17,963	1.2
JNL Multi-Manager International Small Cap Fund - Class I	52,080	1,583	4,008	—	(300)	9,415	58,770	4.0
JNL Multi-Manager Mid Cap Fund - Class I	91,691	59,031	7,691	—	775	21,147	164,953	11.3
JNL Multi-Manager Small Cap Growth Fund - Class I	28,720	3,252	4,144	—	766	6,234	34,828	2.4
JNL Multi-Manager Small Cap Value Fund - Class I	35,149	5,320	1,960	—	(175)	5,977	44,311	3.1
JNL/Boston Partners Global Long Short Equity Fund - Class I	13,547	404	3,474	—	(239)	725	10,963	0.8
JNL/Causeway International Value Select Fund - Class I	133,601	6,848	30,924	—	(3,538)	12,458	118,445	8.1
JNL/Crescent High Income Fund - Class I	13,658	—	14,125	—	(489)	956	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	41,854	2	42,441	—	113	472	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	13,889	385	1,174	—	6	1,248	14,354	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	98,459	5,915	10,983	—	457	22,692	116,540	8.0
JNL/DoubleLine Total Return Fund - Class I	45,550	6,342	4,827	—	140	2,771	49,976	3.4
JNL/First State Global Infrastructure Fund - Class I	13,537	124	2,051	—	152	2,848	14,610	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	66,780	660	8,458	—	(82)	9,173	68,073	4.7
JNL/Harris Oakmark Global Equity Fund - Class I	95,792	1,747	23,530	—	(3,644)	17,145	87,510	6.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	13,179	331	2,171	—	149	3,255	14,743	1.0
JNL/Lazard Emerging Markets Fund - Class I	27,411	8,717	7,807	—	(1,216)	2,324	29,429	2.0
JNL/Loomis Sayles Global Growth Fund - Class I	53,543	3,512	10,621	—	146	10,856	57,436	4.0
JNL/Mellon Equity Income Fund - Class I	35,678	22,476	4,154	—	291	8,660	62,951	4.3
JNL/Morningstar Wide Moat Index Fund - Class I	59,332	13,415	5,302	—	456	13,280	81,181	5.6
JNL/Neuberger Berman Commodity Strategy Fund - Class I	13,150	5	13,876	—	(1,048)	1,769	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	41,247	4,821	7,220	—	(1,068)	5,906	43,686	3.0
JNL/T. Rowe Price Established Growth Fund - Class I	99,274	2,863	10,363	—	779	18,346	110,899	7.6

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Value Fund - Class I	99,384	7,473	10,602	—	(268)	21,501	117,488	8.1
JNL/WCM Focused International Equity Fund - Class I	136,550	321	30,977	—	2,105	27,919	135,918	9.4
	1,336,867	159,528	263,608	—	(5,727)	227,967	1,455,027	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	44,088	244	6,499	—	48	2,408	40,289	1.7
JNL Multi-Manager International Small Cap Fund - Class I	73,196	1,846	6,083	—	(419)	13,248	81,788	3.5
JNL Multi-Manager Mid Cap Fund - Class I	142,702	59,766	12,689	—	1,195	30,625	221,599	9.6
JNL Multi-Manager Small Cap Growth Fund - Class I	41,401	404	11,890	—	1,761	7,584	39,260	1.7
JNL Multi-Manager Small Cap Value Fund - Class I	51,246	1,533	8,189	—	(977)	9,080	52,693	2.3
JNL/Boston Partners Global Long Short Equity Fund - Class I	16,260	85	5,303	—	(361)	931	11,612	0.5
JNL/Causeway International Value Select Fund - Class I	191,362	1,550	35,947	—	(3,829)	17,195	170,331	7.4
JNL/Crescent High Income Fund - Class I	27,182	6,292	1,378	—	(31)	2,544	34,609	1.5
JNL/DoubleLine Core Fixed Income Fund - Class I	55,493	5,467	2,226	—	72	4,156	62,962	2.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	44,206	6,265	3,169	—	19	4,294	51,615	2.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	131,845	3,814	15,169	—	520	29,877	150,887	6.5
JNL/DoubleLine Total Return Fund - Class I	111,486	28,753	4,372	—	78	7,160	143,105	6.2
JNL/First State Global Infrastructure Fund - Class I	10,811	11,037	2,440	—	223	3,624	23,255	1.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	33,025	588	33,659	—	(171)	217	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	95,559	404	11,426	—	(167)	13,129	97,499	4.2
JNL/Harris Oakmark Global Equity Fund - Class I	95,274	256	22,094	—	(3,377)	16,845	86,904	3.8
JNL/Heitman U.S. Focused Real Estate Fund - Class I	21,008	35	3,006	—	211	5,214	23,462	1.0
JNL/Lazard Emerging Markets Fund - Class I	38,554	6,042	5,741	—	(803)	2,830	40,882	1.8
JNL/Loomis Sayles Global Growth Fund - Class I	75,206	218	10,804	—	315	15,585	80,520	3.5
JNL/Mellon Equity Income Fund - Class I	46,870	18,106	5,111	—	372	10,211	70,448	3.0
JNL/Morningstar Wide Moat Index Fund - Class I	74,323	20,820	7,355	—	607	17,055	105,450	4.6
JNL/Neuberger Berman Commodity Strategy Fund - Class I	20,277	—	21,388	—	(1,462)	2,573	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	60,819	5,629	21,235	—	(3,198)	10,096	52,111	2.3
JNL/PIMCO Income Fund - Class I	38,838	12,165	2,210	—	108	2,740	51,641	2.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	38,915	10,176	2,689	—	45	5,031	51,478	2.2
JNL/PIMCO Real Return Fund - Class I	16,607	—	16,827	—	(165)	385	—	—
JNL/T. Rowe Price Capital Appreciation Fund - Class I	87,526	48	10,163	—	1,096	14,120	92,627	4.0
JNL/T. Rowe Price Established Growth Fund - Class I	128,121	556	15,306	—	958	23,271	137,600	5.9
JNL/T. Rowe Price Value Fund - Class I	133,496	39	14,933	—	(405)	27,741	145,938	6.3
JNL/WCM Focused International Equity Fund - Class I	208,565	625	58,265	—	3,029	40,840	194,794	8.4
	2,154,261	202,763	377,566	—	(4,708)	340,609	2,315,359	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	54,690	789	6,840	—	61	3,032	51,732	2.2
JNL Multi-Manager International Small Cap Fund - Class I	42,069	1,042	9,170	—	(1,016)	7,918	40,843	1.8
JNL Multi-Manager Mid Cap Fund - Class I	95,103	61,296	9,538	—	938	20,919	168,718	7.3
JNL Multi-Manager Small Cap Growth Fund - Class I	31,427	423	5,657	—	912	6,383	33,488	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	36,216	1,625	2,553	—	(267)	6,119	41,140	1.8
JNL/Boston Partners Global Long Short Equity Fund - Class I	21,636	237	10,974	—	(745)	1,459	11,613	0.5
JNL/Causeway International Value Select Fund - Class I	143,623	5,818	18,814	—	(1,667)	12,296	141,256	6.1
JNL/Crescent High Income Fund - Class I	43,439	12,538	2,530	—	(54)	4,172	57,565	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	104,496	23,455	4,748	—	181	8,515	131,899	5.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	71,369	1,272	4,413	—	41	6,425	74,694	3.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	89,940	47	22,635	—	117	19,196	86,665	3.8
JNL/DoubleLine Total Return Fund - Class I	176,425	42,656	7,142	—	160	11,636	223,735	9.7
JNL/First State Global Infrastructure Fund - Class I	10,749	5,561	1,977	—	170	2,947	17,450	0.8
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	81,096	366	12,160	—	(178)	11,833	80,957	3.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	71,146	2,351	27,655	—	(169)	84	45,757	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	66,175	1,771	8,444	—	65	9,079	68,646	3.0
JNL/Harris Oakmark Global Equity Fund - Class I	58,351	550	9,191	—	(1,292)	9,801	58,219	2.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	15,666	5,342	2,331	—	196	4,598	23,471	1.0
JNL/Lazard Emerging Markets Fund - Class I	32,716	939	11,797	—	(1,847)	3,421	23,432	1.0
JNL/Loomis Sayles Global Growth Fund - Class I	42,762	6,102	6,401	—	212	8,823	51,498	2.2
JNL/Morningstar Wide Moat Index Fund - Class I	63,688	16,028	6,805	—	697	14,413	88,021	3.8
JNL/Neuberger Berman Commodity Strategy Fund - Class I	15,537	29	16,418	—	(1,186)	2,038	—	—

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	43,644	601	20,109	—	(2,972)	7,730	28,894	1.3
JNL/PIMCO Income Fund - Class I	66,006	13,256	3,466	—	183	4,382	80,361	3.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	60,584	10,370	4,347	—	101	7,836	74,544	3.2
JNL/PIMCO Real Return Fund - Class I	21,983	6,594	2,098	—	85	2,002	28,566	1.2
JNL/PPM America Total Return Fund - Class I	71,499	2,138	6,151	—	265	6,813	74,564	3.2
JNL/Scout Unconstrained Bond Fund - Class I	33,097	1,239	13,113	—	124	1,634	22,981	1.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	163,018	133	34,319	—	3,232	23,679	155,743	6.7
JNL/T. Rowe Price Established Growth Fund - Class I	90,833	329	28,182	—	2,026	14,859	79,865	3.5
JNL/T. Rowe Price Value Fund - Class I	90,513	2	9,913	—	(282)	18,813	99,133	4.3
JNL/WCM Focused International Equity Fund - Class I	152,483	852	42,140	—	2,184	29,921	143,300	6.2
	2,161,979	225,751	372,031	—	275	292,776	2,308,750	100.0
JNL/Mellon Index 5 Fund[1]
JNL/Mellon Bond Index Fund - Class I	185,233	86,210	25,448	—	728	17,705	264,428	19.8
JNL/Mellon International Index Fund - Class I	175,100	94,470	20,431	—	(2,261)	20,637	267,515	20.0
JNL/Mellon S&P 400 MidCap Index Fund - Class I	166,193	83,907	13,958	—	682	31,234	268,058	20.1
JNL/Mellon S&P 500 Index Fund - Class I	170,722	76,119	19,778	—	2,574	38,022	267,659	20.1
JNL/Mellon Small Cap Index Fund - Class I	161,754	95,640	12,812	—	13	22,122	266,717	20.0
	859,002	436,346	92,427	—	1,736	129,720	1,334,377	100.0
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class I	1,486,184	—	184,736	—	30,331	207,356	1,539,135	24.9
JNL/S&P Dividend Income & Growth Fund - Class I	1,482,277	—	228,080	—	4,134	290,537	1,548,868	25.1
JNL/S&P Intrinsic Value Fund - Class I	1,457,565	5,077	89,026	—	7,340	166,261	1,547,217	25.0
JNL/S&P Total Yield Fund - Class I	1,458,803	770	103,523	—	1,069	188,065	1,545,184	25.0
	5,884,829	5,847	605,365	—	42,874	852,219	6,180,404	100.0
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	59,613	118	588	—	2	3,504	62,649	2.8
JNL Multi-Manager Mid Cap Fund - Class I	33,650	437	4,769	—	601	6,451	36,370	1.6
JNL Multi-Manager Small Cap Growth Fund - Class I	42,075	2,006	3,334	—	682	9,373	50,802	2.3
JNL Multi-Manager Small Cap Value Fund - Class I	49,355	1,337	8,849	—	(913)	8,784	49,714	2.2
JNL/BlackRock Large Cap Select Growth Fund - Class I	172,123	—	35,774	—	5,810	29,503	171,662	7.7
JNL/Causeway International Value Select Fund - Class I	54,676	735	—	—	—	3,977	59,388	2.7
JNL/ClearBridge Large Cap Growth Fund - Class I	101,116	20,235	13,406	—	2,856	18,028	128,829	5.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	19,964	9	630	—	4	1,800	21,147	1.0
JNL/DoubleLine Total Return Fund - Class I	20,635	15,104	486	—	5	1,200	36,458	1.6
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	617	—	667	—	(11)	61	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	21,587	—	3,284	—	14	2,951	21,268	1.0
JNL/Invesco Diversified Dividend Fund - Class I	89,007	25,183	1,076	—	116	17,419	130,649	5.9
JNL/Invesco Global Real Estate Fund - Class I	19,243	—	—	—	—	3,669	22,912	1.0
JNL/Invesco International Growth Fund - Class I	21,774	—	3,898	—	(85)	4,150	21,941	1.0
JNL/Invesco Small Cap Growth Fund - Class I	24,558	—	6,924	—	578	3,075	21,287	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	60,842	1,891	50,000	—	7,903	9,427	30,063	1.4
JNL/Lazard Emerging Markets Fund - Class I	40,527	51	1,945	—	(176)	2,689	41,146	1.9
JNL/Lazard International Strategic Equity Fund - Class I	13,730	1,181	—	—	—	1,857	16,768	0.8
JNL/MFS Mid Cap Value Fund - Class I	23,042	—	5,487	—	100	4,773	22,428	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	40,978	—	3,513	—	(472)	5,237	42,230	1.9
JNL/Oppenheimer Global Growth Fund - Class I	120,267	810	—	—	—	20,004	141,081	6.4
JNL/PIMCO Income Fund - Class I	14,074	1,314	—	—	—	899	16,287	0.7
JNL/PPM America High Yield Bond Fund - Class I	39,144	19	1,098	—	(15)	4,578	42,628	1.9
JNL/PPM America Total Return Fund - Class I	20,254	14,291	539	—	10	1,975	35,991	1.6
JNL/Scout Unconstrained Bond Fund - Class I	8,109	—	8,524	—	111	304	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	280,579	—	19,509	—	1,705	52,349	315,124	14.2
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	103,213	—	—	—	—	24,363	127,576	5.8
JNL/T. Rowe Price Short-Term Bond Fund - Class I	40,834	126	25,695	—	815	678	16,758	0.8
JNL/T. Rowe Price Value Fund - Class I	282,532	62	27,980	—	(1,286)	58,782	312,110	14.1
JNL/WCM Focused International Equity Fund - Class I	94,917	2,690	—	—	—	22,836	120,443	5.4
JNL/WMC Value Fund - Class I	91,296	10,360	17,194	—	(1,628)	17,568	100,402	4.5
	2,004,331	97,959	245,169	—	16,726	342,264	2,216,111	100.0
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	36,693	1,114	2,788	—	50	2,094	37,163	3.0
JNL Multi-Manager Mid Cap Fund - Class I	11,737	665	2,382	—	213	2,160	12,393	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	11,640	794	3,293	—	520	2,156	11,817	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	11,663	1,178	13,367	—	(1,396)	2,794	872	0.1
JNL/Causeway International Value Select Fund - Class I	12,027	1,344	1,872	—	(131)	1,026	12,394	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	11,725	834	2,728	—	579	1,813	12,223	1.0
JNL/Crescent High Income Fund - Class I	36,365	846	2,868	—	(74)	3,040	37,309	3.0

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DFA U.S. Core Equity Fund - Class I	23,398	1,778	4,811	—	517	3,874	24,756	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	61,631	26,105	5,336	—	120	4,466	86,986	7.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	12,309	10,282	1,240	—	(6)	1,123	22,468	1.8
JNL/DoubleLine Total Return Fund - Class I	111,170	2,350	8,081	—	171	6,323	111,933	9.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	37,032	746	3,680	—	36	3,194	37,328	3.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	85,763	4,196	5,545	—	148	(245)	84,317	6.8
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	12,398	664	1,804	—	(66)	1,133	12,325	1.0
JNL/Invesco Diversified Dividend Fund - Class I	11,873	570	1,959	—	138	1,959	12,581	1.0
JNL/Invesco Global Real Estate Fund - Class I	37	—	43	—	4	2	—	—
JNL/Invesco International Growth Fund - Class I	12,088	936	2,853	—	(75)	2,329	12,425	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	23,616	1,531	7,009	—	665	5,384	24,187	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	49,496	1,174	4,447	—	67	3,474	49,764	4.0
JNL/MFS Mid Cap Value Fund - Class I	11,504	748	2,300	—	67	2,461	12,480	1.0
JNL/Neuberger Berman Strategic Income Fund - Class I	24,532	25,511	2,312	—	22	1,892	49,645	4.0
JNL/Oppenheimer Global Growth Fund - Class I	11,836	1,092	2,804	—	(88)	2,032	12,068	1.0
JNL/PIMCO Income Fund - Class I	61,604	1,324	4,659	—	212	3,575	62,056	5.0
JNL/PIMCO Real Return Fund - Class I	98,695	2,723	46,588	—	2,196	5,449	62,475	5.1
JNL/PPM America Floating Rate Income Fund - Class I	24,311	591	1,666	—	29	1,609	24,874	2.0
JNL/PPM America High Yield Bond Fund - Class I	60,131	1,641	6,527	—	(83)	6,986	62,148	5.0
JNL/PPM America Low Duration Bond Fund - Class I	86,216	2,109	4,618	—	84	3,167	86,958	7.1
JNL/PPM America Total Return Fund - Class I	86,192	1,489	8,831	—	237	8,073	87,160	7.1
JNL/Scout Unconstrained Bond Fund - Class I	24,735	535	1,705	—	(11)	1,312	24,866	2.0
JNL/T. Rowe Price Established Growth Fund - Class I	23,425	1,805	5,383	—	382	4,051	24,280	2.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	86,215	2,179	29,419	—	898	2,304	62,177	5.0
JNL/T. Rowe Price Value Fund - Class I	35,450	7,685	5,865	—	(254)	7,637	44,653	3.6
JNL/WCM Focused International Equity Fund - Class I	12,051	465	2,862	—	213	2,475	12,342	1.0
JNL/WMC Value Fund - Class I	2,411	—	—	—	—	435	2,846	0.2
	1,221,969	107,004	201,645	—	5,384	101,557	1,234,269	100.0
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	150,327	—	5,250	—	85	8,720	153,882	2.9
JNL Multi-Manager Mid Cap Fund - Class I	90,777	—	29,655	—	3,196	15,095	79,413	1.5
JNL Multi-Manager Small Cap Growth Fund - Class I	105,160	130	18,018	—	3,675	21,702	112,649	2.1
JNL Multi-Manager Small Cap Value Fund - Class I	97,876	344	35,072	—	(5,162)	19,180	77,166	1.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	368,752	—	68,552	—	11,586	64,844	376,630	7.2
JNL/Causeway International Value Select Fund - Class I	94,344	12	1,255	—	(77)	6,979	100,003	1.9
JNL/ClearBridge Large Cap Growth Fund - Class I	176,154	65,815	—	—	—	37,290	279,259	5.3
JNL/Crescent High Income Fund - Class I	104,219	—	7,445	—	(232)	8,644	105,186	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	5,830	65,217	—	—	—	400	71,447	1.4
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	53,222	—	5,187	—	4	4,712	52,751	1.0
JNL/DoubleLine Total Return Fund - Class I	53,397	25,168	3,317	—	37	3,014	78,299	1.5
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	49,399	—	1,963	—	(49)	4,340	51,727	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	33,483	177	—	—	—	4,693	38,353	0.7
JNL/Invesco Diversified Dividend Fund - Class I	118,239	51,410	—	—	—	24,079	193,728	3.7
JNL/Invesco Global Real Estate Fund - Class I	44,478	—	8,687	—	729	7,628	44,148	0.8
JNL/Invesco International Growth Fund - Class I	62,993	—	16,819	—	(350)	11,844	57,668	1.1
JNL/Invesco Small Cap Growth Fund - Class I	49,455	—	5,682	—	501	6,769	51,043	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	107,595	434	35,001	—	5,532	24,153	102,713	2.0
JNL/Lazard Emerging Markets Fund - Class I	85,381	—	31,086	—	(3,120)	8,822	59,997	1.1
JNL/Lazard International Strategic Equity Fund - Class I	26,635	309	—	—	—	3,562	30,506	0.6
JNL/MFS Mid Cap Value Fund - Class I	61,771	—	16,530	—	(256)	13,227	58,212	1.1
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	79,064	186	—	—	—	9,225	88,475	1.7
JNL/Oppenheimer Global Growth Fund - Class I	277,833	—	18,217	—	1,264	45,131	306,011	5.8
JNL/PIMCO Income Fund - Class I	109,788	—	11,061	—	519	6,149	105,395	2.0
JNL/PIMCO Real Return Fund - Class I	114,283	—	69,081	—	3,157	5,403	53,762	1.0
JNL/PPM America High Yield Bond Fund - Class I	99,861	—	6,300	—	(74)	11,614	105,101	2.0
JNL/PPM America Low Duration Bond Fund - Class I	107,783	—	7,349	—	91	3,853	104,378	2.0
JNL/PPM America Mid Cap Value Fund - Class I	14,424	—	14,998	—	(3,508)	4,082	—	—
JNL/PPM America Total Return Fund - Class I	99,342	30,121	3,012	—	82	9,659	136,192	2.6
JNL/Scout Unconstrained Bond Fund - Class I	52,699	—	23,999	—	196	2,492	31,388	0.6
JNL/T. Rowe Price Established Growth Fund - Class I	706,509	—	99,243	—	7,729	127,033	742,028	14.2
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	195,405	—	—	—	—	46,124	241,529	4.6
JNL/T. Rowe Price Short-Term Bond Fund - Class I	107,931	—	65,808	—	1,995	1,854	45,972	0.9
JNL/T. Rowe Price Value Fund - Class I	640,043	—	93,061	—	(4,002)	132,454	675,434	12.9

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/WCM Focused International Equity Fund - Class I	171,120	638	—	—	—	40,758	212,516	4.1
JNL/WMC Value Fund - Class I	209,448	219	25,796	—	(2,290)	38,789	220,370	4.2
	4,925,020	240,180	727,444	—	21,258	784,317	5,243,331	100.0
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	91,697	—	7,268	—	120	5,197	89,746	3.1
JNL Multi-Manager Mid Cap Fund - Class I	30,075	—	5,170	—	492	5,606	31,003	1.1
JNL Multi-Manager Small Cap Growth Fund - Class I	28,433	—	5,336	—	976	5,766	29,839	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	31,012	—	24,831	—	(3,524)	7,437	10,094	0.4
JNL/BlackRock Large Cap Select Growth Fund - Class I	29,607	—	5,438	—	942	5,224	30,335	1.1
JNL/Causeway International Value Select Fund - Class I	27,842	64	677	—	(39)	2,087	29,277	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	45,021	409	—	—	—	9,494	54,924	1.9
JNL/Crescent High Income Fund - Class I	91,854	—	8,326	—	(250)	7,625	90,903	3.1
JNL/DFA U.S. Core Equity Fund - Class I	28,661	—	3,403	—	385	5,018	30,661	1.1
JNL/DoubleLine Core Fixed Income Fund - Class I	75,035	43,355	—	—	—	5,735	124,125	4.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	31,120	20,002	3,033	—	(10)	2,808	50,887	1.8
JNL/DoubleLine Total Return Fund - Class I	222,649	—	22,363	—	326	12,201	212,813	7.4
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	219,705	—	16,168	—	355	(244)	203,648	7.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	30,300	—	2,756	—	(83)	2,680	30,141	1.0
JNL/Invesco Diversified Dividend Fund - Class I	88,402	—	10,374	—	731	14,866	93,625	3.2
JNL/Invesco Global Real Estate Fund - Class I	8,233	—	—	—	—	1,569	9,802	0.3
JNL/Invesco International Growth Fund - Class I	32,605	—	7,175	—	(143)	6,176	31,463	1.1
JNL/Invesco Small Cap Growth Fund - Class I	27,622	—	2,570	—	246	3,824	29,122	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	59,471	—	13,658	—	1,687	14,088	61,588	2.1
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	88,387	—	28,270	—	(43)	5,223	65,297	2.3
JNL/Lazard Emerging Markets Fund - Class I	28,217	48	928	—	(76)	1,823	29,084	1.0
JNL/Lazard International Strategic Equity Fund - Class I	22,092	427	—	—	—	2,966	25,485	0.9
JNL/MFS Mid Cap Value Fund - Class I	20,671	455	—	—	—	4,690	25,816	0.9
JNL/Neuberger Berman Strategic Income Fund - Class I	39,796	26,450	—	—	—	3,155	69,401	2.4
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	12,150	11,418	—	—	—	1,617	25,185	0.9
JNL/Oppenheimer Global Growth Fund - Class I	32,250	1,840	—	—	—	5,338	39,428	1.4
JNL/PIMCO Income Fund - Class I	84,983	17,422	—	—	—	5,356	107,761	3.7
JNL/PIMCO Real Return Fund - Class I	185,129	—	76,504	—	3,567	10,546	122,738	4.2
JNL/PPM America High Yield Bond Fund - Class I	119,835	—	11,907	—	(133)	13,852	121,647	4.2
JNL/PPM America Low Duration Bond Fund - Class I	173,963	30	2,864	—	70	6,492	177,691	6.1
JNL/PPM America Total Return Fund - Class I	156,642	6	13,886	—	173	14,639	157,574	5.4
JNL/Scout Unconstrained Bond Fund - Class I	54,981	—	39,127	—	(212)	2,412	18,054	0.6
JNL/T. Rowe Price Established Growth Fund - Class I	234,505	—	44,061	—	3,660	41,138	235,242	8.1
JNL/T. Rowe Price Short-Term Bond Fund - Class I	142,050	72	30,472	—	982	4,314	116,946	4.0
JNL/T. Rowe Price Value Fund - Class I	176,286	16,000	20,772	—	(749)	37,162	207,927	7.2
JNL/WCM Focused International Equity Fund - Class I	60,220	1,342	—	—	—	14,393	75,955	2.6
JNL/WMC Value Fund - Class I	30,410	—	4,695	—	(392)	5,672	30,995	1.1
	2,861,911	139,340	412,032	—	9,058	297,945	2,896,222	100.0
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	176,429	—	12,665	—	209	10,037	174,010	3.1
JNL Multi-Manager Mid Cap Fund - Class I	102,784	—	40,751	—	4,364	16,139	82,536	1.5
JNL Multi-Manager Small Cap Growth Fund - Class I	62,783	772	20,868	—	4,271	11,258	58,216	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	107,612	—	41,188	—	(5,889)	21,331	81,866	1.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	203,521	—	56,456	—	9,199	32,201	188,465	3.3
JNL/Causeway International Value Select Fund - Class I	85,683	381	—	—	—	6,230	92,294	1.6
JNL/ClearBridge Large Cap Growth Fund - Class I	114,468	76,964	—	—	—	24,408	215,840	3.8
JNL/Crescent High Income Fund - Class I	121,861	—	12,695	—	(401)	10,120	118,885	2.1
JNL/DoubleLine Core Fixed Income Fund - Class I	68,241	50,882	—	—	—	5,210	124,333	2.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	59,431	40,000	5,159	—	(4)	5,383	99,651	1.8
JNL/DoubleLine Total Return Fund - Class I	181,230	—	14,548	—	217	10,089	176,988	3.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	52,805	—	—	—	—	4,725	57,530	1.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	299,911	—	19,766	—	425	(357)	280,213	5.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	57,679	—	4,212	—	(126)	5,089	58,430	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	21,323	10,674	—	—	—	3,002	34,999	0.6
JNL/Invesco Diversified Dividend Fund - Class I	121,474	31,871	—	—	—	23,803	177,148	3.1
JNL/Invesco Global Real Estate Fund - Class I	46,508	—	—	—	—	8,869	55,377	1.0
JNL/Invesco International Growth Fund - Class I	74,055	—	21,839	—	(523)	13,861	65,554	1.2
JNL/Invesco Small Cap Growth Fund - Class I	55,340	—	6,426	—	570	7,571	57,055	1.0

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/JPMorgan MidCap Growth Fund - Class I	134,821	—	41,796	—	4,732	30,254	128,011	2.3
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	88,031	—	26,512	—	(17)	5,272	66,774	1.2
JNL/Lazard Emerging Markets Fund - Class I	54,529	—	1,782	—	(157)	3,521	56,111	1.0
JNL/Lazard International Strategic Equity Fund - Class I	27,613	529	—	—	—	3,716	31,858	0.6
JNL/MFS Mid Cap Value Fund - Class I	42,719	151	—	—	—	9,657	52,527	0.9
JNL/Neuberger Berman Strategic Income Fund - Class I	—	85,000	—	—	—	148	85,148	1.5
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	79,226	—	31,963	—	(4,682)	13,423	56,004	1.0
JNL/Oppenheimer Global Growth Fund - Class I	176,266	538	—	—	—	29,299	206,103	3.7
JNL/PIMCO Income Fund - Class I	139,135	556	—	—	—	8,733	148,424	2.6
JNL/PIMCO Real Return Fund - Class I	217,889	108	73,489	—	3,847	13,278	161,633	2.9
JNL/PPM America High Yield Bond Fund - Class I	173,460	—	15,616	—	(195)	20,080	177,729	3.2
JNL/PPM America Low Duration Bond Fund - Class I	271,998	206	31,589	—	928	9,352	250,895	4.5
JNL/PPM America Mid Cap Value Fund - Class I	25,140	—	26,140	—	(6,113)	7,113	—	—
JNL/PPM America Total Return Fund - Class I	179,881	—	14,519	—	223	16,905	182,490	3.2
JNL/Scout Unconstrained Bond Fund - Class I	83,006	—	44,039	—	(94)	3,839	42,712	0.8
JNL/T. Rowe Price Established Growth Fund - Class I	681,973	—	99,745	—	7,812	122,253	712,293	12.6
JNL/T. Rowe Price Short-Term Bond Fund - Class I	212,234	275	80,812	—	2,604	5,278	139,579	2.5
JNL/T. Rowe Price Value Fund - Class I	548,218	—	85,817	—	(3,833)	113,303	571,871	10.1
JNL/WCM Focused International Equity Fund - Class I	145,672	1,362	—	—	—	34,885	181,919	3.2
JNL/WMC Value Fund - Class I	180,779	—	28,356	—	(2,452)	33,739	183,710	3.3
	5,475,728	300,269	858,748	—	14,915	703,017	5,635,181	100.0

1 Effective as of close of business on June 21, 2019, JNL/Mellon Capital 10 x 10 Fund was acquired by JNL/Mellon Index 5 Fund. The value of investments as of close of business on June 21, 2019 are included in purchases in the long term investments table of JNL/Mellon Index 5 Fund.

Security Valuation and Fair Value Measurement. Under the JNL Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ Form N-PORT, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the underlying funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.